UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Income Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$28	0.56%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$134,696,475
Total Number of Portfolio Holdings*	802
Portfolio Turnover Rate	136%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 1	38921-STSIA-0825

Putnam VT Income Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$43	0.85%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$134,696,475
Total Number of Portfolio Holdings*	802
Portfolio Turnover Rate	136%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 1	38921-STSIB-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
VT Income Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 32
Notes to Financial Statements 36
Changes In and Disagreements with Accountants 50
Results of Meeting(s) of Shareholders 50
Remuneration Paid to Directors, Officers and Others 50
Board Approval of Management and Subadvisory Agreements 50

Putnam Variable Trust
Financial Highlights
Putnam VT Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.13 $8.40 $8.50 $10.40 $11.60 $11.63
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.42 0.42 0.34 0.36 0.33
Net realized and unrealized gains (losses) 0.16 (0.22) (0.02) (1.69) (0.87) 0.32
Total from investment operations ........ 0.35 0.20 0.40 (1.35) (0.51) 0.65
Less distributions from:
Net investment income .............. (0.42) (0.47) (0.50) (0.55) (0.18) (0.58)
Net realized gains ................. — — — — (0.51) (0.10)
Total distributions ................... (0.42) (0.47) (0.50) (0.55) (0.69) (0.68)
Net asset value, end of period .......... $8.06 $8.13 $8.40 $8.50 $10.40 $11.60
Total return
c
....................... 4.34% 2.56% 4.96% (13.48)% (4.44)% 6.00%
Ratios to average net assets
d
Expenses
e
........................ 0.56% 0.59% 0.63% 0.62%
f
0.56% 0.57%
Net investment income ............... 4.76% 5.11% 5.13% 3.78% 3.36% 2.88%
Supplemental data
Net assets , end of period (000’s) ........ $74,943 $76,688 $81,851 $85,874 $111,757 $126,631
Portfolio turnover rate ................ 136% 461% 890% 793% 800% 842%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.02 $8.29 $8.39 $10.28 $11.46 $11.50
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.39 0.39 0.32 0.33 0.30
Net realized and unrealized gains (losses) 0.16 (0.21) (0.01) (1.69) (0.85) 0.32
Total from investment operations ........ 0.34 0.18 0.38 (1.37) (0.52) 0.62
Less distributions from:
Net investment income .............. (0.39) (0.45) (0.48) (0.52) (0.15) (0.56)
Net realized gains ................. — — — — (0.51) (0.10)
Total distributions ................... (0.39) (0.45) (0.48) (0.52) (0.66) (0.66)
Net asset value, end of period .......... $7.97 $8.02 $8.29 $8.39 $10.28 $11.46
Total return
c
....................... 4.37% 2.32% 4.69% (13.81)% (4.59)% 5.72%
Ratios to average net assets
d
Expenses
e
........................ 0.85% 0.84% 0.88% 0.87%
f
0.81% 0.82%
Net investment income ............... 4.47% 4.86% 4.88% 3.53% 3.12% 2.62%
Supplemental data
Net assets , end of period (000’s) ........ $59,754 $61,387 $65,947 $71,037 $99,028 $114,913
Portfolio turnover rate ................ 136% 461% 890% 793% 800% 842%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 44.5%
Aerospace & Defense 1.2%
a
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ......... United Kingdom 200,000 $ 197,628
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 25,000 23,187
Senior Bond, 6.125%, 2/15/33 ........................ United States 55,000 58,143
Senior Bond, 3.6%, 5/01/34 .......................... United States 36,000 31,746
Senior Bond, 3.25%, 2/01/35 ......................... United States 30,000 25,284
Senior Bond, 3.375%, 6/15/46 ........................ United States 205,000 140,479
Senior Bond, 3.9%, 5/01/49 .......................... United States 76,000 54,578
Senior Bond, 6.858%, 5/01/54 ........................ United States 80,000 87,655
Senior Bond, 3.95%, 8/01/59 ......................... United States 70,000 47,899
Senior Note, 2.196%, 2/04/26 ........................ United States 357,000 351,479
Senior Note, 6.259%, 5/01/27 ........................ United States 20,000 20,585
Senior Note, 6.298%, 5/01/29 ........................ United States 30,000 31,724
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 135,000 142,289
Senior Bond, 5.95%, 2/01/37 ......................... United States 16,000 17,001
Senior Note, 3%, 1/15/29 ........................... United States 142,000 135,864
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ......
United States 45,000 42,271
RTX Corp. , Senior Bond , 4.125% , 11/16/28 ................
United States 370,000 368,635
1,776,447
Automobiles 0.3%
a
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 8,000 8,502
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 295,000 311,234
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 41,000 41,794
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 50,000 49,567
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 20,000 20,441
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 20,000 20,264
451,802
Banks 6.6%
a
ABN AMRO Bank NV , Sub. Bond , 144A, 4.75% , 7/28/25 ...... Netherlands 200,000 200,041
a,b
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 202,641
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 199,575
Sub. Bond, 6.921%, 8/08/33 ......................... Spain 200,000 216,892
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 195,000 178,149
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 50,000 51,386
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 100,000 104,092
c
Sub. Bond, FRN, 5.34%, (3-month SOFR + 1.022%), 9/15/26 United States 100,000 99,866
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 100,000 100,011
Sub. Bond, 6.11%, 1/29/37 .......................... United States 300,000 317,001
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 550,000 503,463
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 201,977
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 204,348
a
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 200,000 206,899
Citigroup, Inc. ,
b
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 70,000 72,325

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 64,000 $ 63,438
Senior Note, 5.61% to 9/28/25, FRN thereafter, 9/29/26 ..... United States 105,000 105,241
Sub. Bond, 4.45%, 9/29/27 .......................... United States 500,000 500,583
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 76,000 79,589
a
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 200,000 206,551
a
Credit Agricole SA ,
b
Junior Sub. Bond, 144A, 8.125% to 12/22/25, FRN thereafter,
Perpetual ....................................... France 200,000 202,669
Sub. Bond, 144A, 4% to 1/09/28, FRN thereafter, 1/10/33 ... France 250,000 242,986
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 115,000 121,149
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 60,000 60,685
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 107,000 111,115
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 200,000 203,717
a
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 210,000 193,284
JPMorgan Chase & Co. ,
b
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 87,000 85,805
c
W, Junior Sub. Bond, FRN, 5.588%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 63,000 55,920
Senior Bond, 5.294% to 7/21/34, FRN thereafter, 7/22/35 ... United States 125,000 127,254
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 34,000 35,034
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 155,000 158,410
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 86,000 88,213
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 300,000 277,487
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 380,000 396,207
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 305,000 217,453
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 200,000 201,788
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to
6/05/32, FRN thereafter , 6/06/33 ...................... United States 350,000 339,822
Royal Bank of Canada ,
Senior Note, 5.2%, 8/01/28 .......................... Canada 140,000 144,064
Sub. Bond, 4.65%, 1/27/26 .......................... Canada 140,000 139,975
Toronto-Dominion Bank (The) ,
Junior Sub. Bond, 8.125% to 10/30/27, FRN thereafter,
10/31/82 ........................................ Canada 200,000 209,381
Sub. Bond, 3.625% to 9/14/26, FRN thereafter, 9/15/31 ..... Canada 180,000 178,004
Truist Financial Corp. ,
Senior Bond, 5.711% to 1/23/34, FRN thereafter, 1/24/35 ... United States 120,000 124,436
Senior Note, 4.26% to 7/27/25, FRN thereafter, 7/28/26 ..... United States 105,000 104,959
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 260,000 220,750
Wells Fargo & Co. ,
b
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter,
Perpetual ....................................... United States 50,000 49,519
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 125,000 129,088
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 495,000 548,147

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 185,000 $ 168,091
8,949,480
Biotechnology 0.6%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 61,000 62,131
Amgen, Inc. ,
Senior Bond, 3.2%, 11/02/27 ......................... United States 218,000 212,982
Senior Bond, 5.65%, 3/02/53 ......................... United States 98,000 95,753
Senior Bond, 5.75%, 3/02/63 ......................... United States 75,000 72,970
Senior Note, 5.25%, 3/02/30 ......................... United States 273,000 281,373
Biogen, Inc. ,
Senior Bond, 2.25%, 5/01/30 ......................... United States 145,000 130,690
Senior Bond, 3.25%, 2/15/51 ......................... United States 105,000 67,081
922,980
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Bond, 2.1%, 5/12/31 .......................... United States 101,000 89,705
Senior Bond, 2.7%, 6/03/60 .......................... United States 453,000 260,442
350,147
Building Products 0.1%
Johnson Controls International plc , Senior Note , 3.9% , 2/14/26 .
United States 138,000 137,468
Capital Markets 3.5%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 175,000 174,111
Senior Note, 7%, 1/15/27 ........................... United States 35,000 36,125
Senior Note, 5.95%, 7/15/29 ......................... United States 58,000 59,361
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 250,000 253,569
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 112,000 108,960
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 150,000 145,581
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to
4/30/28, FRN thereafter , 5/01/29 ...................... United States 353,000 351,044
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 118,000 98,037
Senior Note, 4%, 9/15/27 ........................... United States 200,000 199,171
Senior Note, 4.35%, 6/15/29 ......................... United States 49,000 49,187
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 185,000 190,334
Jefferies Financial Group, Inc. ,
Senior Note, 5.03%, 3/16/26 ......................... United States 55,000 55,104
Senior Note, 6.2%, 4/14/34 .......................... United States 75,000 78,489
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 110,000 106,870
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 41,000 43,741
Senior Note, 5.2%, 3/15/30 .......................... United States 179,000 181,873
a
Senior Note, 144A, 4.625%, 11/15/27 .................. United States 50,000 49,919
Moody's Corp. , Senior Bond , 5.25% , 7/15/44 ...............
United States 108,000 103,368
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 35,000 35,619

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 67,000 $ 67,984
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 15,000 15,359
Sub. Bond, 3.95%, 4/23/27 .......................... United States 760,000 755,561
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 314,000 312,950
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 60,000 61,613
a
MSCI, Inc. ,
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 109,000 102,316
Senior Bond, 144A, 3.25%, 8/15/33 .................... United States 250,000 219,254
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 19,000 19,804
a
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 75,000 64,215
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 70,000 65,116
Senior Note, 4.75%, 8/01/28 ......................... United States 65,000 65,955
a
UBS Group AG ,
b
Junior Sub. Bond, Reg S, 6.875% to 8/06/25, FRN thereafter,
Perpetual ....................................... Switzerland 247,000 247,382
Senior Bond, 144A, 9.016% to 11/14/32, FRN thereafter,
11/15/33 ........................................ Switzerland 370,000 457,606
4,775,578
Chemicals 0.8%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 65,000 62,700
Senior Note, 6.415%, 7/15/27 ........................ United States 47,000 48,704
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 265,000 267,215
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 255,000 261,598
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 150,000 142,367
Senior Bond, 5.7%, 10/15/34 ......................... United States 15,000 13,951
International Flavors & Fragrances, Inc. ,
Senior Bond, 4.45%, 9/26/28 ......................... United States 75,000 75,003
a
Senior Bond, 144A, 2.3%, 11/01/30 .................... United States 18,000 15,914
Nutrien Ltd. ,
Senior Bond, 4.2%, 4/01/29 .......................... Canada 95,000 94,058
Senior Bond, 2.95%, 5/13/30 ......................... Canada 25,000 23,286
Senior Bond, 5.25%, 1/15/45 ......................... Canada 44,000 40,669
Sherwin-Williams Co. (The) , Senior Bond , 3.3% , 5/15/50 ......
United States 50,000 33,833
1,079,298
Commercial Services & Supplies 0.5%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 335,000 344,690
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 110,000 107,669
Senior Bond, 3.2%, 6/01/32 .......................... United States 22,000 20,102
Senior Bond, 5%, 3/01/34 ........................... United States 40,000 40,443
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 93,000 95,304
608,208
Communications Equipment 0.3%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 105,000 107,518

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 35,000 $ 31,080
Senior Note, 4.85%, 8/15/30 ......................... United States 40,000 40,442
Senior Note, 5.2%, 8/15/32 .......................... United States 133,000 135,282
314,322
Construction & Engineering 0.2%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 320,000 331,248
Consumer Finance 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 245,000 222,105
Senior Note, 5.1%, 1/19/29 .......................... Ireland 150,000 152,736
a
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 151,328
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 145,000 165,178
Senior Note, 4.75%, 6/09/27 ......................... United States 20,000 20,118
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 50,000 50,586
Capital One Financial Corp. ,
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 132,000 149,176
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 225,000 190,874
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 305,000 307,519
General Motors Financial Co., Inc. ,
Senior Note, 5.8%, 1/07/29 .......................... United States 140,000 144,236
Senior Note, 4.9%, 10/06/29 ......................... United States 91,000 90,881
a
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 100,000 100,014
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 114,000 120,736
1,865,487
Consumer Staples Distribution & Retail 0.5%
a
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 359,000 331,192
a
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 260,000 255,923
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 134,000 125,270
712,385
Containers & Packaging 0.3%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 104,000 102,154
Senior Secured Note, 1.65%, 1/15/27 .................. United States 155,000 148,723
Senior Secured Note, 5.5%, 4/15/28 ................... United States 13,000 13,349
a
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 3,000 2,999
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 105,000 120,379
Senior Bond, 7.95%, 2/15/31 ......................... United States 39,000 45,230
432,834
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 15,000 13,798

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.6%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 6.75%, 12/01/33 ........................ United States 60,000 $ 64,128
Senior Note, 5.375%, 4/15/26 ........................ United States 88,000 88,074
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 70,000 71,600
Senior Note, 4.75%, 2/15/28 ......................... United States 58,000 58,342
a
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 4.5%, 9/01/26 ..................... United States 145,000 144,638
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 22,000 21,671
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 410,000 396,871
845,324
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 162,000 135,637
Senior Bond, 4.75%, 5/15/46 ......................... United States 335,000 292,750
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 149,000 159,994
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 110,000 110,684
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 85,000 80,705
Senior Bond, 4.272%, 1/15/36 ........................ United States 150,000 138,733
a
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 117,000 117,761
Senior Note, 2.1%, 3/22/28 .......................... United States 250,000 236,925
1,273,189
Electric Utilities 3.8%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 45,000 46,803
Senior Bond, 3.25%, 3/01/50 ......................... United States 100,000 65,667
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 210,000 210,197
a
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 65,000 57,233
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 45,000 45,842
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 90,000 91,620
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 180,000 176,417
Senior Bond, 5.45%, 6/15/34 ......................... United States 29,000 29,805
Senior Bond, 4.2%, 6/15/49 .......................... United States 65,000 50,763
Senior Bond, 5.8%, 6/15/54 .......................... United States 21,000 20,531
Senior Note, 4.85%, 1/05/29 ......................... United States 25,000 25,405
Duke Energy Ohio, Inc. ,
Senior Bond, 3.65%, 2/01/29 ......................... United States 97,000 95,181
Senior Bond, 5.25%, 4/01/33 ......................... United States 65,000 67,076
a
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 228,120
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 60,000 59,287
a
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 165,000 167,957
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 165,000 169,326
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 225,000 231,543
Senior Note, 5.15%, 3/15/29 ......................... United States 280,000 287,388
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 45,000 45,044

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Florida Power & Light Co. , Senior Bond , 4.125% , 2/01/42 .....
United States 203,000 $ 172,771
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 270,000 272,209
Senior Bond, 5.25%, 3/15/34 ......................... United States 10,000 10,204
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 105,000 100,873
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 100,000 98,656
Senior Bond, 5.9%, 3/15/55 .......................... United States 25,000 25,116
Senior Note, 5.3%, 3/15/32 .......................... United States 80,000 82,475
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 65,000 65,678
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2% , 12/02/25 .. United States 191,000 188,241
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.75%, 3/15/29 .................. United States 161,000 168,863
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 95,000 84,333
Senior Secured Note, 3.7%, 11/15/28 .................. United States 90,000 88,668
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 64,000 65,369
Senior Bond, 4.95%, 7/01/50 ......................... United States 145,000 117,015
Senior Bond, 6.75%, 1/15/53 ......................... United States 75,000 75,543
Senior Note, 2.1%, 8/01/27 .......................... United States 100,000 94,739
Senior Note, 3.3%, 12/01/27 ......................... United States 190,000 183,889
Senior Note, 6.1%, 1/15/29 .......................... United States 45,000 46,639
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 133,000 121,677
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 85,000 88,873
Senior Note, 5.5%, 3/15/29 .......................... United States 10,000 10,414
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 120,000 120,345
a
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 82,000 80,826
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 9,000 9,890
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 80,000 83,147
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 465,000 459,051
Xcel Energy, Inc. ,
Senior Bond, 5.45%, 8/15/33 ......................... United States 170,000 173,521
Senior Bond, 5.6%, 4/15/35 .......................... United States 90,000 91,925
5,352,155
Electrical Equipment 0.2%
a
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 211,000 205,915
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 80,000 80,920
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 20,000 19,753
a
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 242,000 252,884
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 6,000 5,599
278,236
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 100,000 98,024

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 60,000 $ 58,061
156,085
Food Products 0.9%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 5.125%, 2/01/28 ........................ United States 110,000 112,498
Senior Note, 3%, 2/02/29 ........................... United States 157,000 149,255
Senior Note, 5.75%, 4/01/33 ......................... United States 19,000 19,542
Senior Note, 6.75%, 3/15/34 ......................... United States 65,000 70,999
a,d
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 110,000 110,230
a
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group , Senior Bond , 144A, 5.95% , 4/20/35 .............. United States 25,000 25,924
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 18,000 15,431
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 30,000 34,389
a
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 70,000 70,210
Senior Bond, 144A, 2.45%, 7/16/50 .................... United States 100,000 57,286
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 55,000 54,905
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 35,000 34,967
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 16,000 16,213
Senior Note, 144A, 5%, 3/01/32 ...................... United States 355,000 359,899
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 75,000 75,936
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 30,000 27,036
1,234,720
Gas Utilities 0.1%
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 115,000 116,984
Ground Transportation 0.8%
a
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 200,000 199,270
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 200,000 207,276
a
ERAC USA Finance LLC ,
Senior Bond, 144A, 3.3%, 12/01/26 .................... United States 40,000 39,434
Senior Bond, 144A, 7%, 10/15/37 ..................... United States 83,000 95,312
a
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 133,000 130,994
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 110,000 109,875
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 200,000 203,615
985,776
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 45,000 41,674
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 225,000 228,363
270,037
Health Care Providers & Services 1.5%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 180,000 154,349
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 45,000 46,526
Senior Bond, 4.78%, 3/25/38 ......................... United States 292,000 268,155

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Elevance Health, Inc. ,
Senior Bond, 2.25%, 5/15/30 ......................... United States 215,000 $ 194,147
Senior Bond, 5.125%, 2/15/53 ........................ United States 65,000 58,096
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 35,000 35,052
Senior Bond, 4.5%, 2/15/27 .......................... United States 66,000 66,028
Senior Bond, 4.125%, 6/15/29 ........................ United States 30,000 29,483
Senior Bond, 5.6%, 4/01/34 .......................... United States 41,000 41,966
Senior Bond, 6%, 4/01/54 ........................... United States 54,000 52,869
Senior Note, 3.625%, 3/15/32 ........................ United States 50,000 46,139
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 165,000 170,348
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 200,000 207,570
UnitedHealth Group, Inc. ,
Senior Bond, 4.75%, 7/15/45 ......................... United States 50,000 44,278
Senior Bond, 2.9%, 5/15/50 .......................... United States 160,000 99,661
Senior Note, 3.85%, 6/15/28 ......................... United States 370,000 366,933
Senior Note, 5.3%, 6/15/35 .......................... United States 110,000 112,157
1,993,757
Hotels, Restaurants & Leisure 0.7%
a
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 23,000 23,404
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 533,000 522,007
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 22,000 22,461
Senior Note, 5.05%, 3/30/28 ......................... United States 80,000 80,890
Senior Note, 5.25%, 6/30/29 ......................... United States 105,000 106,859
Senior Note, 5.375%, 12/15/31 ....................... United States 75,000 76,087
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 210,000 191,006
a
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 20,000 20,261
1,042,975
Household Durables 0.5%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 225,000 222,594
Senior Bond, 5.5%, 10/15/35 ......................... United States 95,000 96,799
PulteGroup, Inc. , Senior Bond , 6.375% , 5/15/33 ............
United States 95,000 101,980
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 73,000 72,639
Senior Bond, 3.8%, 11/01/29 ......................... United States 145,000 140,788
634,800
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 140,000 137,354
a
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 106,979
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 44,000 47,416
Senior Bond, 6.5%, 10/01/53 ......................... United States 106,000 113,900
Senior Bond, 5.75%, 3/15/54 ......................... United States 43,000 42,175
Senior Note, 5.6%, 3/01/28 .......................... United States 272,000 281,523
729,347

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Industrial REITs 0.2%
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 54,000 $ 49,119
Senior Bond, 5%, 3/15/34 ........................... United States 110,000 110,339
Senior Note, 1.75%, 2/01/31 ......................... United States 80,000 69,429
228,887
Insurance 1.7%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 95,000 96,453
a
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 80,000 81,786
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 74,000 74,645
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 40,000 41,449
Senior Bond, 6.25%, 4/01/54 ......................... United States 35,000 34,580
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43
United States 210,000 185,103
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 110,000 112,213
Senior Note, 4.9%, 6/23/30 .......................... United States 92,000 92,907
Senior Note, 5.25%, 6/23/32 ......................... United States 82,000 83,681
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 65,000 65,146
a
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 140,223
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 95,000 96,036
a
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 305,000 312,292
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 60,000 61,899
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 220,000 222,018
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 89,000 54,994
a
Liberty Mutual Group, Inc. , Senior Bond , 144A, 5.5% , 6/15/52 .. United States 200,000 185,388
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 194,000 194,818
a
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 29,000 19,209
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 125,000 126,916
a
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 207,187
a
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 170,000 191,899
2,680,842
Interactive Media & Services 0.3%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 297,000 289,856
Senior Bond, 5.75%, 5/15/63 ......................... United States 140,000 141,639
Senior Bond, 5.55%, 8/15/64 ......................... United States 30,000 29,342
460,837
IT Services 0.1%
a
Gartner, Inc. ,
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 80,000 76,120
Senior Note, 144A, 3.75%, 10/01/30 ................... United States 49,000 45,884
122,004

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 44,000 $ 37,435
Senior Bond, 5.1%, 4/01/52 .......................... United States 154,000 117,822
Senior Note, 5.85%, 3/18/29 ......................... United States 50,000 51,531
206,788
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 105,000 105,152
Thermo Fisher Scientific, Inc. , Senior Note , 2.6% , 10/01/29 ....
United States 135,000 126,533
231,685
Machinery 0.5%
a
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 355,000 360,169
Oshkosh Corp. ,
Senior Bond, 4.6%, 5/15/28 .......................... United States 125,000 125,222
Senior Bond, 3.1%, 3/01/30 .......................... United States 15,000 14,048
Westinghouse Air Brake Technologies Corp. , Senior Bond ,
5.611% , 3/11/34 ................................... United States 130,000 134,661
634,100
Media 1.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 3.5%, 3/01/42 ................... United States 100,000 71,348
Senior Secured Note, 4.908%, 7/23/25 ................. United States 57,000 56,997
Senior Secured Note, 2.25%, 1/15/29 .................. United States 168,000 154,757
Comcast Corp. ,
Senior Bond, 2.35%, 1/15/27 ......................... United States 172,000 167,397
Senior Bond, 3.45%, 2/01/50 ......................... United States 135,000 92,646
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 150,000 150,794
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 230,000 223,827
Senior Bond, 4.95%, 1/15/31 ......................... United States 40,000 38,908
Senior Bond, 4.375%, 3/15/43 ........................ United States 20,000 14,734
Senior Note, 3.7%, 6/01/28 .......................... United States 18,000 17,477
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 334,000 389,091
Time Warner Cable LLC , Senior Secured Bond , 4.5% , 9/15/42 .
United States 115,000 91,661
1,469,637
Metals & Mining 0.3%
a
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 124,000 123,034
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 20,000 20,395
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 70,000 75,168
Rio Tinto Finance USA plc , Senior Note , 4.875% , 3/14/30 .....
Australia 115,000 117,253
335,850
Multi-Utilities 0.9%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 75,000 76,387
Berkshire Hathaway Energy Co. , Senior Bond , 4.25% , 10/15/50
United States 100,000 79,976

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 85,000 $ 72,123
Dominion Energy, Inc. , C , Senior Bond , 4.9% , 8/01/41 ........
United States 135,000 121,943
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................... United States 45,000 47,098
Senior Note, 4.95%, 7/01/27 ......................... United States 145,000 146,735
NiSource, Inc. ,
Senior Bond, 5.85%, 4/01/55 ......................... United States 100,000 99,056
Senior Note, 5.2%, 7/01/29 .......................... United States 230,000 236,219
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 60,000 61,054
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 160,000 152,710
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 50,000 51,066
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 45,000 44,626
1,188,993
Oil, Gas & Consumable Fuels 3.3%
a
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 75,000 68,450
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 110,000 121,215
a
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 124,000 125,178
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 89,000 79,830
Senior Note, 4.5%, 10/01/29 ......................... United States 195,000 192,980
a
Columbia Pipelines Operating Co. LLC ,
Senior Bond, 144A, 6.544%, 11/15/53 .................. United States 45,000 46,558
Senior Note, 144A, 5.927%, 8/15/30 ................... United States 50,000 52,810
DCP Midstream Operating LP , Senior Bond , 8.125% , 8/16/30 ..
United States 85,000 98,916
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 75,000 79,912
a
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 75,000 76,445
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 43,000 44,780
Senior Bond, 5.65%, 10/15/54 ........................ United States 17,000 16,270
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 200,000 235,195
Enbridge, Inc. ,
Senior Bond, 4.25%, 12/01/26 ........................ Canada 95,000 94,851
Senior Bond, 4.5%, 6/10/44 .......................... Canada 90,000 73,847
Energy Transfer LP ,
b
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 125,000 124,887
Senior Bond, 6.5%, 2/01/42 .......................... United States 20,000 20,747
Senior Note, 5.5%, 6/01/27 .......................... United States 182,000 185,331
Senior Note, 5.25%, 7/01/29 ......................... United States 30,000 30,743
Senior Note, 5.2%, 4/01/30 .......................... United States 129,000 131,927
EQT Corp. , Senior Bond , 7% , 2/01/30 ....................
United States 210,000 227,755
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 86,000 79,901
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 235,000 258,816
Senior Note, 8.5%, 7/15/27 .......................... United States 109,000 115,376
Senior Note, 5.2%, 8/01/29 .......................... United States 65,000 65,257
ONEOK, Inc. ,
Senior Note, 4.75%, 10/15/31 ........................ United States 15,000 14,859
Senior Note, 6.1%, 11/15/32 ......................... United States 205,000 216,905

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. ,
Senior Bond, 6.25%, 7/15/33 ......................... United States 93,000 $ 96,070
Senior Note, 5.65%, 5/15/28 ......................... United States 29,000 29,821
a
South Bow USA Infrastructure Holdings LLC ,
Senior Bond, 144A, 5.584%, 10/01/34 .................. Canada 35,000 34,649
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 180,000 180,640
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 145,000 143,015
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 220,000 220,185
Senior Bond, 4.875%, 2/01/31 ........................ United States 93,000 92,304
a
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 365,000 376,722
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 87,000 89,476
4,142,623
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 170,000 172,129
Passenger Airlines 0.2%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 230,000 227,735
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 241,821
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 315,000 319,812
561,633
Pharmaceuticals 1.2%
Eli Lilly & Co. , Senior Bond , 4.875% , 2/27/53 ...............
United States 70,000 64,195
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 205,000 162,029
Novartis Capital Corp. , Senior Bond , 4% , 11/20/45 ..........
United States 265,000 221,333
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 240,000 239,376
Senior Bond, 5.3%, 5/19/53 .......................... United States 120,000 113,370
Senior Note, 4.45%, 5/19/28 ......................... United States 57,000 57,468
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 120,000 128,865
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 103,000 104,411
Senior Note, 5.15%, 9/02/29 ......................... United States 82,000 83,745
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 110,000 104,863
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 225,000 240,112
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 74,000 66,533
1,586,300
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 80,000 81,971
Semiconductors & Semiconductor Equipment 1.2%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 95,000 97,434
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 122,000 121,205
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 158,000 155,519

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc., (continued)
a
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 400,000 $ 388,417
Senior Note, 5.05%, 7/12/29 ......................... United States 120,000 122,928
a
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/33 ......................................... United States 200,000 207,522
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 68,000 70,820
Senior Note, 4.75%, 7/15/30 ......................... United States 5,000 5,024
Senior Note, 5.95%, 9/15/33 ......................... United States 67,000 70,788
Xilinx, Inc. , Senior Bond , 2.375% , 6/01/30 .................
United States 320,000 293,476
1,533,133
Software 0.9%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 18,000 18,493
Senior Note, 5.25%, 5/15/29 ......................... United States 27,000 27,732
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 45,000 41,059
Senior Bond, 4.3%, 7/08/34 .......................... United States 80,000 76,018
Senior Bond, 3.65%, 3/25/41 ......................... United States 475,000 374,737
Senior Bond, 4%, 11/15/47 .......................... United States 110,000 84,271
Senior Bond, 3.95%, 3/25/51 ......................... United States 55,000 40,631
Senior Note, 1.65%, 3/25/26 ......................... United States 130,000 127,362
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 240,000 208,079
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 65,000 65,543
Senior Bond, 5.7%, 4/01/55 .......................... United States 10,000 9,949
Senior Note, 4.85%, 4/01/30 ......................... United States 90,000 91,278
1,165,152
Specialized REITs 1.1%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 118,000 116,336
Senior Bond, 2.9%, 1/15/30 .......................... United States 48,000 44,748
Senior Bond, 2.7%, 4/15/31 .......................... United States 195,000 174,976
Senior Bond, 5.55%, 7/15/33 ......................... United States 250,000 258,000
Senior Note, 4.9%, 3/15/30 .......................... United States 60,000 60,875
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 130,000 127,804
Senior Bond, 4.75%, 5/15/47 ......................... United States 25,000 21,422
Senior Note, 4.9%, 9/01/29 .......................... United States 230,000 232,184
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 24,000 23,888
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 193,000 183,213
Senior Note, 2.5%, 5/15/31 .......................... United States 70,000 62,051
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 130,000 137,416
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 32,000 36,150
1,479,063
Specialty Retail 0.2%
AutoNation, Inc. , Senior Bond , 4.5% , 10/01/25 .............
United States 16,000 15,994
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 160,000 143,496

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Dick’s Sporting Goods, Inc., (continued)
Senior Bond, 4.1%, 1/15/52 .......................... United States 60,000 $ 42,917
Home Depot, Inc. (The) , Senior Bond , 5.3% , 6/25/54 .........
United States 92,000 88,398
290,805
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. , Senior Bond , 4.375% , 5/13/45 .................
United States 468,000 413,768
Dell International LLC / EMC Corp. , Senior Bond , 8.35% , 7/15/46
United States 5,000 6,383
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 28,000 27,173
Senior Bond, 5.6%, 10/15/54 ......................... United States 55,000 50,835
Senior Note, 4.55%, 10/15/29 ........................ United States 221,000 219,946
Senior Note, 4.85%, 10/15/31 ........................ United States 55,000 54,882
772,987
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 130,000 130,975
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 17,000 15,195
Senior Bond, 5.5%, 3/11/35 .......................... United States 37,000 37,162
Senior Note, 5.1%, 3/11/30 .......................... United States 92,000 93,245
276,577
Tobacco 0.4%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 296,000 304,652
Senior Note, 4.375%, 4/30/30 ........................ United States 65,000 64,861
Senior Note, 4.75%, 11/01/31 ........................ United States 110,000 110,880
480,393
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 40,000 40,280
Senior Bond, 3.25%, 10/01/29 ........................ United States 260,000 247,832
a
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 75,000 78,338
a
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 210,000 213,968
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 130,000 131,295
711,713
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc. ,
Senior Bond, 4.3%, 2/15/48 .......................... Canada 100,000 80,257
Senior Note, 5%, 2/15/29 ........................... Canada 90,000 91,296
Senior Note, 3.8%, 3/15/32 .......................... Canada 38,000 35,327
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 40,000 40,564
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 80,000 81,989
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 255,000 256,835
Senior Bond, 4.5%, 4/15/50 .......................... United States 261,000 215,957
Senior Bond, 5.75%, 1/15/54 ......................... United States 115,000 112,738
Senior Note, 3.875%, 4/15/30 ........................ United States 7,000 6,801

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 5.125%, 5/15/32 ........................ United States 74,000 $ 75,492
997,256
Total Corporate Bonds (Cost $60,844,272) ....................................
59,960,795
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA ,
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 100,000 102,223
Senior Bond, 144A, 4.75%, 10/13/35 ................... France 95,000 90,985
Total Foreign Government and Agency Securities (Cost $185,458) ..............
193,208
Asset-Backed Securities 11.5%
Banks 0.3%
Capital One Multi-Asset Execution Trust , 2022-A3 , A , 4.95% ,
10/15/27 . ........................................ United States 400,000 400,509
Capital Markets 0.2%
a,e
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.706% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 250,879
Consumer Finance 3.2%
BA Credit Card Trust , 2024-A1 , A , 4.93% , 5/15/29 . ..........
United States 687,000 697,576
Discover Card Execution Note Trust , 2022-A4 , A , 5.03% ,
10/15/27 . ........................................ United States 695,000 696,088
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 447,352 448,046
a
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 483,000 482,838
Harley-Davidson Motorcycle Trust ,
2024-B, A3, 4.31%, 7/16/29 .......................... United States 702,000 703,565
2025-A, A3, 4.67%, 4/15/30 .......................... United States 105,000 106,299
Hyundai Auto Receivables Trust ,
2023-A, A3, 4.58%, 4/15/27 .......................... United States 362,039 362,151
2023-B, A3, 5.48%, 4/17/28 .......................... United States 589,023 592,918
Toyota Auto Receivables Owner Trust , 2022-C , A3 , 3.76% ,
4/15/27 . ......................................... United States 280,505 279,696
4,369,177
a a a a a a
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 10,023 10,166
a
2013, 144A, 4.704%, 1/10/36 ......................... United States 82,081 78,688
88,854
a a a a a a
Financial Services 7.8%
a,e
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,211
a,e
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.622% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 250,000 250,264
a,e
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 251,200
a,e
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.802% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 251,125

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a,e
Bain Capital Credit CLO Ltd. ,
2022-2A, A1, 144A, FRN, 5.592%, (3-month SOFR + 1.32%),
4/22/35 ......................................... United States 250,000 $ 250,000
d
2022-2A, A1R, 144A, FRN, Zero Cpn., (3-month SOFR +
1.15%), 4/22/35 ................................... United States 250,000 250,188
a,e
BDS Ltd. ,
2021-FL10, A, 144A, FRN, 5.779%, (1-month SOFR + 1.464%),
12/16/36 ........................................ United States 152,451 152,658
2021-FL9, A, 144A, FRN, 5.499%, (1-month SOFR + 1.184%),
11/16/38 ........................................ United States 33,364 33,415
a,e
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 175,000 175,165
a,e
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.899% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,550
Carmax Auto Owner Trust , 2024-3 , A3 , 4.89% , 7/16/29 . .......
United States 680,000 687,407
a,e
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.731% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 175,000 175,261
a
Chase Auto Owner Trust , 2024-3A , A3 , 144A, 5.22% , 7/25/29 . .. United States 689,000 697,267
a,e
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.635%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 250,000 251,125
2021-4A, AR, 144A, FRN, 5.639%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 250,000 250,691
a,e
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,541
a,e
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.749% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,325
a,e
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 5.189% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 163,347 163,297
a,e
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.531% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 250,000 250,702
a,e
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 250,000 251,614
a,e
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 100,000 100,642
a,e
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,762
Ford Credit Auto Owner Trust , 2024-B , A3 , 5.1% , 4/15/29 . .....
United States 688,000 697,046
a,e
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.769% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 251,385
a,e
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.761% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 150,000 150,368
a,e
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.714% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 250,000 250,538
a,e
J.P. Morgan Mortgage Trust , 2023-HE3 , A1 , 144A, FRN , 5.902% ,
( 30-day SOFR Average + 1.6% ), 5/20/54 . ................ United States 291,637 293,273
a
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 244,980 245,309
a,e
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.672% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 250,000 251,000
a,e
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.669% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,234
a,e
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.779%, (3-month SOFR + 1.51%),
7/20/37 ......................................... United States 250,000 251,675
2021-1A, A1R, 144A, FRN, 5.606%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 250,000 251,134

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a,e
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.168% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 250,000 $ 250,000
a,e
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.181% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 250,000 250,555
a,e
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.646% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,474
a,e
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,305
a,e
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.693% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 250,000 250,319
a
USB Auto Owner Trust , 2025-1A , A3 , 144A, 4.49% , 6/17/30 . ... United States 139,000 140,233
a,e
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.619% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 250,000 249,337
a,e
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.716% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 250,000 251,179
10,378,774
a a a a a a
Total Asset-Backed Securities (Cost $15,403,372) .............................
15,488,193
Commercial Mortgage-Backed Securities 4.7%
Financial Services 4.7%
f
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.451% , 9/15/48 .............................. United States 483,000 466,678
f,g
BANK , 2018-BN13 , XA , IO, FRN , 0.598% , 8/15/61 .......... United States 6,751,302 79,789
a,f
Barclays Commercial Mortgage Trust , 2019-C5 , F , 144A, FRN ,
2.701% , 11/15/52 .................................. United States 234,000 136,139
f,g
BBCMS Mortgage Trust , 2025-5C34 , XA , IO, FRN , 1.395% ,
5/15/58 ......................................... United States 1,064,968 52,885
f,g
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.58% , 5/15/58 United States 999,989 55,851
a,f
CFCRE Commercial Mortgage Trust , 2011-C2 , D , 144A, FRN ,
5.08% , 12/15/47 ................................... United States 24,804 23,963
f
COMM Mortgage Trust ,
a
2012-CR1, D, 144A, FRN, 5.274%, 5/15/45 .............. United States 66,313 60,396
a
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 389,000 222,278
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 227,000 208,182
a
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 198,000 158,896
a
2014-CR19, D, 144A, FRN, 4.661%, 8/10/47 ............. United States 46,980 45,265
2014-UBS6, C, FRN, 4.557%, 12/10/47 ................. United States 35,874 35,439
a,f,g
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.03% , 1/15/49 .......................... United States 2,974,849 535
f
CSAIL Commercial Mortgage Trust ,
2015-C1, C, FRN, 3.959%, 4/15/50 .................... United States 116,000 105,879
g
2015-C3, XA, IO, FRN, 0.624%, 8/15/48 ................. United States 4,286,026 46
f,g
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.783% , 12/15/49 .... United States 5,184,204 25,619
a,f
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 267,868 257,412
f
GS Mortgage Securities Trust ,
a,g
2011-GC5, XA, IO, 144A, FRN, 0.086%, 8/10/44 .......... United States 517,249 331
g
2013-GC13, XA, IO, FRN, 0.089%, 7/10/46 .............. United States 3,850,466 39
g
2014-GC22, XA, IO, FRN, 0.744%, 6/10/47 .............. United States 2,691,914 15,770
a
2014-GC24, D, 144A, FRN, 4.542%, 9/10/47 ............. United States 120,000 76,499
g
2015-GS1, XA, IO, FRN, 0.851%, 11/10/48 .............. United States 15,402,554 25,500
a,f
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2007-CB20, E, 144A, FRN, 8.188%, 2/12/51 ............. United States 8,924 11,606
2011-C3, B, 144A, FRN, 5.013%, 2/15/46 ................ United States 147,821 142,998
2012-C6, E, 144A, FRN, 5.129%, 5/15/45 ............... United States 138,000 132,963
2012-LC9, D, 144A, FRN, 3.69%, 12/15/47 .............. United States 127,000 120,819

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,f
J.P. Morgan Chase Commercial Mortgage Securities Trust,
(continued)
h
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 498,000 $ 21,596
f
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 4.071%, 7/15/45 ................... United States 99,344 95,476
a
2013-C14, D, 144A, FRN, 4.172%, 8/15/46 .............. United States 122,000 94,485
g
2014-C22, XA, IO, FRN, 0.549%, 9/15/47 ................ United States 1,041,081 16
g
2014-C25, XA, IO, FRN, 0.614%, 11/15/47 ............... United States 561,029 7
a,f,g
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.669% , 7/12/50 . United States 5,669,648 119,916
Morgan Stanley Bank of America Merrill Lynch Trust ,
a,f
2013-C10, F, 144A, FRN, 4.112%, 7/15/46 ............... United States 273,000 24,242
f
2015-C23, B, FRN, 4.311%, 7/15/50 .................... United States 16,682 16,561
2015-C25, AS, 4.069%, 10/15/48 ...................... United States 214,000 213,468
f,g
2015-C25, XA, IO, FRN, 1.055%, 10/15/48 ............... United States 2,045,718 633
f,g
2015-C26, XA, IO, FRN, 0.945%, 10/15/48 ............... United States 2,109,376 43
f
2015-C27, C, FRN, 4.627%, 12/15/47 .................. United States 390,000 369,288
Morgan Stanley Capital I Trust ,
a,f
2011-C3, E, 144A, FRN, 5.106%, 7/15/49 ................ United States 67,561 65,806
2015-UBS8, A4, 3.809%, 12/15/48 ..................... United States 88,000 87,466
f
2015-UBS8, B, FRN, 4.315%, 12/15/48 ................. United States 412,000 395,921
f,g
2016-BNK2, XA, IO, FRN, 1.074%, 11/15/49 ............. United States 3,108,869 26,658
f,g
2016-UB12, XA, IO, FRN, 0.766%, 12/15/49 ............. United States 7,892,552 45,752
f
2018-L1, C, FRN, 4.938%, 10/15/51 .................... United States 205,000 185,805
a,e
Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.67%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 208,400 211,911
2020-01, M10, 144A, FRN, 8.17%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 371,171 377,609
a,h
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 859,373 72
UBS Commercial Mortgage Trust ,
2017-C7, A4, 3.679%, 12/15/50 ....................... United States 128,000 125,527
f,g
2017-C7, XA, IO, FRN, 1.123%, 12/15/50 ................ United States 4,003,198 81,329
f,g
2018-C12, XA, IO, FRN, 1.022%, 8/15/51 ................ United States 4,194,690 93,587
f,g
2019-C17, XA, IO, FRN, 1.578%, 10/15/52 ............... United States 5,555,350 270,576
f,g
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 9,241 20
Wells Fargo Commercial Mortgage Trust ,
a
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 73,535 8,903
2015-C31, D, 3.852%, 11/15/48 ....................... United States 95,000 82,460
f,g
2015-LC20, XB, IO, FRN, 0.747%, 4/15/50 ............... United States 3,469,154 70
f,g
2017-C41, XA, IO, FRN, 1.301%, 11/15/50 ............... United States 3,078,835 65,201
f,g
2018-C43, XA, IO, FRN, 0.721%, 3/15/51 ................ United States 12,899,791 169,455
2019-C49, B, 4.546%, 3/15/52 ........................ United States 148,000 144,039
f,g
2019-C50, XA, IO, FRN, 1.571%, 5/15/52 ................ United States 2,200,687 88,479
a
2019-C53, D, 144A, 2.5%, 10/15/52 .................... United States 218,000 171,476
f
2020-C57, C, FRN, 4.157%, 8/15/53 ................... United States 122,000 112,254
f
WFRBS Commercial Mortgage Trust ,
2013-C11, B, FRN, 3.714%, 3/15/45 .................... United States 75,465 74,261
g
2013-C14, XA, IO, FRN, 0.456%, 6/15/46 ................ United States 278,124 2
a
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 90,551 46,634
g
2014-C22, XA, IO, FRN, 0.393%, 9/15/57 ................ United States 1,587,329 347
6,349,128
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $7,559,827) ...............
6,349,128

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 28.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.8%
FHLMC Pool, 30 Year, 3%, 3/01/43 - 6/01/46 ............... United States 529,942 $ 475,823
FHLMC Pool, 30 Year, 3.5%, 8/01/43 - 2/01/47 ............. United States 926,208 858,603
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 261,904 249,359
FHLMC Pool, 30 Year, 4.5%, 8/01/44 - 3/01/45 ............. United States 190,259 186,601
FHLMC Pool, 30 Year, 5.5%, 9/01/53 ..................... United States 849,329 858,223
FHLMC Pool, 30 Year, 5.5%, 9/01/53 - 11/01/53 ............ United States 793,183 798,915
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 344,457 352,636
3,780,160
Federal National Mortgage Association (FNMA) Fixed Rate 14.2%
FNMA, 3.5%, 6/01/56 ................................ United States 1,107,001 998,015
FNMA, 3.5%, 9/01/57 ................................ United States 722,115 649,785
FNMA, 5.28%, 12/01/28 .............................. United States 226,000 233,122
FNMA, 15 Year, 2%, 2/01/37 ........................... United States 821,449 757,171
FNMA, 30 Year, 2%, 1/01/51 ........................... United States 1,122,868 895,009
FNMA, 30 Year, 3%, 6/01/46 ........................... United States 585,419 524,730
FNMA, 30 Year, 3%, 9/01/42 - 3/01/47 .................... United States 1,334,658 1,198,680
FNMA, 30 Year, 3%, 4/01/52 ........................... United States 898,117 780,351
FNMA, 30 Year, 3.5%, 7/01/43 ......................... United States 177,258 165,978
FNMA, 30 Year, 4%, 9/01/45 - 6/01/46 .................... United States 429,604 406,103
FNMA, 30 Year, 4.5%, 7/01/44 - 5/01/45 .................. United States 438,937 429,586
FNMA, 30 Year, 5%, 3/01/38 ........................... United States 2,996 3,038
FNMA, 30 Year, 5.5%, 9/01/53 ......................... United States 90,089 90,740
FNMA, 30 Year, 5.5%, 11/01/53 ......................... United States 857,020 864,187
i
Uniform Mortgage-Backed Securities, 1.5%, TBA, 7/25/40 ..... United States 1,000,000 888,907
i
Uniform Mortgage-Backed Securities, 2%, TBA, 7/25/55 ...... United States 5,000,000 3,959,282
i
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..... United States 4,000,000 3,317,132
i
Uniform Mortgage-Backed Securities, 4%, TBA, 7/25/55 ...... United States 1,000,000 929,961
i
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 1,000,000 980,135
i
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/55 ...... United States 1,000,000 1,016,279
19,088,191
Government National Mortgage Association (GNMA) Fixed Rate 11.5%
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 41,755 38,642
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 434,919 442,944
GNMA II, Single-family, 30 Year, 2.5%, 2/20/53 ............. United States 4,141,364 3,552,297
GNMA II, Single-family, 30 Year, 2.5%, 9/20/52 ............. United States 366,384 311,661
GNMA II, Single-family, 30 Year, 3%, 2/20/53 ............... United States 953,663 846,030
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 11/20/49 .... United States 601,620 552,931
GNMA II, Single-family, 30 Year, 4%, 2/20/48 - 5/20/48 ....... United States 637,329 589,074
GNMA II, Single-family, 30 Year, 4.5%, 7/20/47 ............. United States 863,888 852,327
GNMA II, Single-family, 30 Year, 4.5%, 5/20/48 ............. United States 91,647 88,655
i
GNMA II, Single-family, 30 Year, 4.5%, 7/15/55 ............. United States 3,000,000 2,872,111
GNMA II, Single-family, 30 Year, 5%, 5/20/48 - 6/20/48 ....... United States 233,048 233,049
i
GNMA II, Single-family, 30 Year, 5%, 7/15/55 ............... United States 3,000,000 2,947,379
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 7/20/53 ...... United States 227,134 229,582
GNMA II, Single-family, 30 Year, 5.5%, 4/20/54 ............. United States 980,360 986,999
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 416,495 431,640
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 522,352 540,424
15,515,745
Total Mortgage-Backed Securities (Cost $38,814,621) ..........................
38,384,096
Residential Mortgage-Backed Securities 7.4%
Financial Services 7.4%
a
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 520,351 529,262

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a
Angel Oak Mortgage Trust , 2023-3 , A1 , 144A, 4.8% , 9/26/67 ... United States 88,651 $ 87,830
a,f
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% ,
10/25/48 ........................................ United States 330,000 302,427
a
BRAVO Residential Funding Trust ,
f
2020-RPL1, M1, 144A, FRN, 3.25%, 5/26/59 ............. United States 353,000 335,568
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 94,303 95,192
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 100,052 101,041
a,f
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 332,000 313,461
a,e
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.734% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 36,759 35,673
a
Citigroup Mortgage Loan Trust , 2022-A , A1 , 144A, 6.17% , 9/25/62 United States 120,134 120,095
a
COLT Mortgage Loan Trust ,
f
2020-2, A2, 144A, FRN, 3.094%, 3/25/65 ................ United States 66,569 66,041
2023-3, A1, 144A, 7.18%, 9/25/68 ..................... United States 473,672 481,028
a,e
Connecticut Avenue Securities Trust ,
2019-HRP1, M2, 144A, FRN, 6.57%, ( 30-day SOFR Average +
2.264%), 11/25/39 ................................. United States 7,105 7,105
2021-R03, 1M2, 144A, FRN, 5.955%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 24,000 24,157
2022-R03, 1M2, 144A, FRN, 7.805%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 19,000 19,754
2022-R04, 1M2, 144A, FRN, 7.405%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 19,000 19,587
2022-R08, 1M1, 144A, FRN, 6.855%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 11,569 11,833
2023-R01, 1M1, 144A, FRN, 6.706%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 7,865 8,072
2023-R02, 1M1, 144A, FRN, 6.605%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 15,826 16,160
2023-R06, 1M1, 144A, FRN, 6.005%, ( 30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 8,410 8,460
2024-R04, 1M1, 144A, FRN, 5.405%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 5,998 5,998
2024-R06, 1A1, 144A, FRN, 5.455%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 52,354 52,562
2024-R06, 1M1, 144A, FRN, 5.355%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 9,036 9,039
2025-R01, 1A1, 144A, FRN, 5.256%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 24,366 24,343
2025-R01, 1M1, 144A, FRN, 5.406%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 20,282 20,308
2025-R02, 1A1, 144A, FRN, 5.306%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 25,578 25,609
2025-R02, 1M1, 144A, FRN, 5.456%, ( 30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 74,215 74,308
2025-R03, 2A1, 144A, FRN, 5.755%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 38,323 38,575
a,f
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 179,000 175,599
f
FHLMC Seasoned Credit Risk Transfer Trust ,
a
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 235,000 227,961
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 300,903 293,571
a,e
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.955%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 4,381 4,401
2021-DNA6, M2, 144A, FRN, 5.805%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 57,873 58,115

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
FHLMC STACR REMIC Trust, (continued)
2021-DNA7, M2, 144A, FRN, 6.105%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 108,000 $ 108,832
2021-HQA4, M1, 144A, FRN, 5.255%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 15,208 15,186
2022-DNA2, M1A, 144A, FRN, 5.605%, ( 30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 2,532 2,534
2022-HQA1, M2, 144A, FRN, 9.555%, (30-day SOFR Average
+ 5.25%), 3/25/42 ................................. United States 911,000 967,664
2022-HQA3, M1A, 144A, FRN, 6.605%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 5,941 6,053
2023-DNA1, M1A, 144A, FRN, 6.406%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 29,494 29,942
2023-HQA3, M1, 144A, FRN, 6.155%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 12,682 12,787
2025-DNA1, A1, 144A, FRN, 5.255%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 69,750 69,680
a
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 27,888 27,125
a
Imperial Fund Mortgage Trust , 2022-NQM7 , A1 , 144A, 7.369% ,
11/25/67 ........................................ United States 272,174 273,065
a,e
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.655% ,
( 30-day SOFR Average + 1.35% ), 2/25/55 ............... United States 188,377 189,285
a,f
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.289% , 8/26/47 .............................. United States 43,569 43,522
a,e
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 5.655% , ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 110,151 110,575
a,f
New Residential Mortgage Loan Trust , 2020-NQM2 , A2 , 144A,
FRN , 2.891% , 5/24/60 .............................. United States 212,000 199,432
a
NYMT Loan Trust , 2022-SP1 , A1 , 144A, 5.25% , 7/25/62 ...... United States 131,338 131,285
a
OBX Trust ,
2022-NQM7, A1, 144A, 5.11%, 8/25/62 ................. United States 231,061 230,035
2023-NQM7, A1, 144A, 6.844%, 4/25/63 ................ United States 317,493 321,737
a,f
PRKCM Trust , 2023-AFC2 , A1 , 144A, FRN , 6.482% , 6/25/58 ... United States 435,401 437,027
a,f
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 464,000 449,512
a,f
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 115,107 111,302
a
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 245,000 246,679
a,e
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 325,000 326,726
2024-5, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 325,000 325,211
2025-1, A, 144A, FRN, 5.221%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 277,000 280,032
a,f
Towd Point Mortgage Trust , 2018-5 , M1 , 144A, FRN , 3.25% ,
7/25/58 ......................................... United States 153,000 129,901
a
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 307,619 308,440
a
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 105,970 105,647
e
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13, A1C4, FRN, 5.294%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 526,521 522,037

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
WaMu Mortgage Pass-Through Certificates Trust, (continued)
2005-AR17, A1B2, FRN, 5.254%, (1-month SOFR + 0.934%),
12/25/45 ........................................ United States 410,046 $ 375,923
9,950,311
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $9,661,633) ................
9,950,311
Agency Commercial Mortgage-Backed Securities 4.0%
Financial Services 4.0%
FHLMC ,
e
3065, DC, FRN, 6.605%, ( 30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 64,183 66,607
f
3117, AF, FRN, Zero Cpn., 2/15/36 ..................... United States 3,223 2,816
3369, BO, Strip, 9/15/37 ............................. United States 1,067 903
3391, Strip, 4/15/37 ................................ United States 9,652 8,382
e
3408, EK , FRN, 8.014%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 55,731 64,876
g
4018, DI, IO, 4.5%, 7/15/41 .......................... United States 24,686 480
e
406, F30, FRN, 5.455%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 150,629 151,372
g
4132, IP, IO, 4.5%, 11/15/42 .......................... United States 115,015 8,590
e,g
4945, SL, IO, FRN, 1.63%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 3,313,571 409,291
g
5050, IM, IO, 3.5%, 10/25/50 ......................... United States 3,410,562 676,246
g
5349, IB, IO, 4%, 12/15/46 ........................... United States 428,804 93,707
a,e
FHLMC, Multi-family Structured Pass-Through Certificates , 2021-
MN3 , M2 , 144A, FRN , 8.305% , ( 30-day SOFR Average + 4% ),
11/25/51 ........................................ United States 337,000 348,373
FNMA ,
e,g
2010-35, SG, IO, FRN, 1.98%, ( 30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 200,352 22,620
g
2015-33, AI, IO, 5%, 6/25/45 ......................... United States 573,002 74,806
g
2021-12, NI, IO, 2.5%, 3/25/51 ........................ United States 3,399,013 556,956
g
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 691,745 87,975
g
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 253,237 39,732
e
2025-41, FA, FRN, 5.455%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 111,354 111,526
372, 1, Strip, 8/25/36 ............................... United States 6,108 5,039
GNMA ,
g
2009-79, IC, IO, 6%, 8/20/39 ......................... United States 221,949 25,528
f,g
2010-H19, GI, IO, FRN, 1.453%, 8/20/60 ................ United States 406,681 14,994
g
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 373,089 56,790
g
2012-136, IO, 3.5%, 11/20/42 ......................... United States 532,233 70,877
g
2012-38, MI, IO, 4%, 3/20/42 ......................... United States 1,263,203 226,457
g
2014-100, JI, IO, 3.5%, 7/16/29 ....................... United States 175,600 5,591
g
2014-180, IO, 5%, 12/20/44 .......................... United States 711,401 141,986
g
2014-76, IO, 5%, 5/20/44 ............................ United States 205,504 43,178
f,g
2014-H11, GI, IO, FRN, 1.534%, 6/20/64 ................ United States 2,127,676 51,226
g
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 145,344 6,443
g
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 575,675 114,951
f,g
2015-H01, CI, IO, FRN, 1.568%, 12/20/64 ............... United States 210,649 4,794
f,g
2015-H04, AI, IO, FRN, 1.615%, 12/20/64 ............... United States 985,570 28,637
f,g
2015-H10, CI, IO, FRN, 1.8%, 4/20/65 .................. United States 515,221 12,247
f,g
2015-H12, AI, IO, FRN, 1.835%, 5/20/65 ................ United States 640,510 14,406
f,g
2015-H12, EI, IO, FRN, 1.718%, 4/20/65 ................ United States 1,292,952 26,260
f,g
2015-H12, GI, IO, FRN, 1.768%, 5/20/65 ................ United States 916,350 29,910

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f,g
2015-H13, AI, IO, FRN, 2.049%, 6/20/65 ................ United States 964,819 $ 48,065
f,g
2015-H16, XI, IO, FRN, 2.828%, 7/20/65 ................ United States 371,363 20,687
f,g
2015-H20, AI, IO, FRN, 1.833%, 8/20/65 ................ United States 439,554 11,281
f,g
2015-H25, AI, IO, FRN, 1.621%, 9/20/65 ................ United States 913,475 12,773
f,g
2015-H25, CI, IO, FRN, 2.244%, 10/20/65 ............... United States 545,067 21,660
f,g
2016-H11, HI, IO, FRN, 1.948%, 1/20/66 ................ United States 410,151 9,629
f,g
2016-H23, NI, IO, FRN, 2.998%, 10/20/66 ............... United States 1,721,089 75,778
f,g
2016-H24, JI, IO, FRN, 2.758%, 11/20/66 ................ United States 407,141 22,183
f,g
2017-H08, NI, IO, FRN, 2.267%, 3/20/67 ................ United States 1,155,514 37,289
f,g
2017-H10, MI, IO, FRN, 1.904%, 4/20/67 ................ United States 1,235,746 36,138
f,g
2017-H12, QI, IO, FRN, 2.42%, 5/20/67 ................. United States 1,013,207 37,339
f,g
2017-H18, CI, IO, FRN, 2.423%, 9/20/67 ................ United States 1,153,897 77,062
e,g
2019-121, SD, IO, FRN, 1.568%, (1-month SOFR + 5.886%),
10/20/49 ........................................ United States 117,972 14,760
f,g
2019-H02, DI, IO, FRN, 2.653%, 11/20/68 ............... United States 1,537,712 67,167
e,g
2020-112, MS, IO, FRN, 1.868%, (1-month SOFR + 6.186%),
8/20/50 ......................................... United States 3,507,761 517,002
e
2023-152, FB, FRN, 5.452%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 216,644 220,226
e
2023-66, PS, FRN, 4.62%, (30-day SOFR Average + 15.375%),
5/20/53 ......................................... United States 423,257 446,197
f,g
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 2,547,906 131,081
5,410,889
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $5,502,097) ........
5,410,889
Total Long Term Investments (Cost $137,971,280) .............................
135,736,620
a
Short Term Investments 10.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.9%
j,k
U.S. Treasury Bills, 4.22%, 10/02/25 ..................... United States 1,100,000 1,088,006
Total U.S. Government and Agency Securities (Cost $1,088,732) ................
1,088,006
Shares
Money Market Funds 10.0%
l,m
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 13,531,841 13,531,841
Total Money Market Funds (Cost $13,531,841) ................................
13,531,841
Total Short Term Investments (Cost $14,620,573 ) ..............................
14,619,847
a
Total Investments (Cost $152,591,853) 111.7% ................................
$150,356,467
TBA Sale Commitments (9.0)% ..............................................
(12,184,044)
Other Assets, less Liabilities (2.7)% .........................................
(3,475,948)
Net Assets 100.0% .........................................................
$134,696,475
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
a a
Country
Principal
Amount
*
a Value
n
TBA Sale Commitments (9.0)%
Mortgage-Backed Securities (9.0)%
Federal National Mortgage Association (FNMA) Fixed Rate (5.7)%
Uniform Mortgage-Backed Securities ,
3.5%, TBA, 7/25/55 ................................ United States (1,000,000) $ (900,440)
4.5%, TBA, 7/25/55 ................................ United States (3,000,000) (2,869,967)
5.5%, TBA, 7/25/55 ................................ United States (4,000,000) (3,999,710)
(7,770,117)
Government National Mortgage Association (GNMA) Fixed Rate (3.3)%
GNMA II, Single-family, 30 Year ,
2.5%, 7/15/55 .................................... United States (4,000,000) (3,399,007)
6%, 7/15/55 ...................................... United States (1,000,000) (1,014,920)
(4,413,927)
Total TBA Sale Commitments (Proceeds $(12,005,117)) ........................
$(12,184,044)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $35,477,404, representing 26.3% of net assets.
b
Perpetual security with no stated maturity date.
c
The coupon rate shown represents the rate at period end.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
i
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
j
The rate shown represents the yield at period end.
k
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $928,762, representing 0.7% net assets.
l
See Note 3 ( f ) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(d).

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At June 30, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 66 $ 7,400,250 9/19/25 $ 119,515
U.S. Treasury 10 Year Ultra Notes ................ Long 28 3,199,438 9/19/25 52,024
U.S. Treasury 2 Year Notes ..................... Short 65 13,521,523 9/30/25 (52,403)
U.S. Treasury 5 Year Notes ..................... Long 94 10,246,000 9/30/25 105,013
U.S. Treasury Long Bonds ..................... Long 32 3,695,000 9/19/25 110,444
U.S. Treasury Ultra Bonds ...................... Long 85 10,125,625 9/19/25 327,228
Total Futures Contracts ...................................................................... $661,821
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 188,900 $ 4,505 $ (626)
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 188,900 4,505 (2,963)
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 18,300,000 (40,260) (17,250)
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 12,200,000 50,630 28,678
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 701,800 34,318 (9,187)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 701,800 35,932 (19,031)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,117 (10,425)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,116 2,911
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 2,237,700 25,286 (18,648)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 271,700 9,863 (4,196)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 57,114 (4,155)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 57,114 2,374
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,865,500 108,759 (57,934)
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 2,237,700 (7,286) 6,687
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 2,237,700 15,065 (9,681)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 572,900 25,322 1,865
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 572,900 26,382 (5,686)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 473,000 56,713 4,275
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 473,000 56,713 (4,884)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,568,800 56,791 (3,891)
Unrealized appreciation 46,790
Unrealized (depreciation) (168,557)
Total $(121,767)
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 167,000 $ 13,510 $ 85,971 $ (72,461)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 257,000 48,401 49,237 (836)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 193,000 22,851 24,897 (2,046)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 193,000 33,408 35,029 (1,621)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 386,000 76,911 80,932 (4,021)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 285,000 9,363 53,386 (44,023)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 193,000 32,923 34,668 (1,745)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 140,000 (11,326) (24,342) 13,016
Below
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 27,000 (2,184) (5,518) 3,334
Below
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 285,000 (9,363) (17,136) 7,773
Investment
Grade
Total OTC Swap Contracts .............................................. $214,494 $317,124 $(102,630)
Total Credit Default Swap Contracts .................................... $214,494 $ 317,124 $(102,630)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 2,317,000 $ (10,131) $ (4,136) $ (5,995)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 3,294,000 (36,198) (16,998) (19,200)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 3,166,000 51,765 9,619 42,146
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 1,265,000 (26,945) (1,613) (25,332)
Total Interest Rate Swap Contracts ................................. $(21,509) $ (13,128) $(8,381)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See A bbreviations on page 49 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $139,060,012
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 13,531,841
Value - Unaffiliated issuers .................................................................. $136,824,626
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 13,531,841
Cash .................................................................................... 252,090
Receivables:
Investment securities sold ................................................................... 15,168
Receivable for sales of TBA securities (Note 1 d ) .................................................. 12,005,117
Capital shares sold ........................................................................ 311,127
Dividends and interest ..................................................................... 1,215,212
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 97,176
Variation margin on futures contracts ........................................................... 189,335
Due from custodian ........................................................................ 108,618
OTC swap contracts (upfront payments ) .......................................................... 364,120
Unrealized appreciation on forward premium swap option contracts ..................................... 46,790
Unrealized appreciation on OTC swap contracts .................................................... 24,123
Prepaid expenses .......................................................................... 70,283
Total assets .......................................................................... 165,055,626
Liabilities:
Payables:
Investment securities purchased .............................................................. 555,139
Payable for purchases of TBA securities (Note 1 d ) ................................................ 16,616,758
Capital shares redeemed ................................................................... 96,623
Management fees ......................................................................... 41,300
Administrative fees ........................................................................ 515
Distribution fees .......................................................................... 12,128
Transfer agent fees ........................................................................ 23,409
Trustees' fees and expenses ................................................................. 99,341
Variation margin on centrally cleared swap contracts ............................................... 38,366
Deposits from brokers for:
OTC derivative contracts .................................................................. 256,000
OTC swap contracts (upfront receipts ) ........................................................... 46,996
Unrealized depreciation on OTC swap contracts .................................................... 126,753
Unrealized depreciation on forward premium swap option contracts ..................................... 168,557
TBA sale commitments, at value (proceeds $12,005,117) (Note 1d) ...................................... 12,184,044
Accrued expenses and other liabilities ........................................................... 93,222
Total liabilities ......................................................................... 30,359,151
Net assets, at value ................................................................. $134,696,475
Net assets consist of:
Paid-in capital ............................................................................. $229,066,453
Total distributable earnings (losses) ............................................................. (94,369,978)
Net assets, at value ................................................................. $134,696,475

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Income Fund
Class IA:
Net assets, at value ....................................................................... $74,942,566
Shares outstanding ........................................................................ 9,294,944
Net asset value and maximum offering price per share
a
............................................. $8.06
Class IB:
Net assets, at value ....................................................................... $59,753,909
Shares outstanding ........................................................................ 7,501,740
Net asset value and maximum offering price per share
a
............................................. $7.97
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $320,373
Interest:
Unaffiliated issuers ........................................................................ 3,253,044
Total investment income ................................................................... 3,573,417
Expenses:
Management fees (Note 3 a ) ................................................................... 251,873
Administrative fees (Note 3 b ) .................................................................. 765
Distribution fees: (Note 3c )
    Class IB ................................................................................ 74,286
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 19,086
    Class IB ................................................................................ 28,305
Custodian fees (Note 4 ) ...................................................................... 13,579
Reports to shareholders fees .................................................................. 10,059
Professional fees ........................................................................... 61,648
Trustees' fees and expenses (Not e 3e) ........................................................... 2,290
Other .................................................................................... 215
Total expenses ......................................................................... 462,106
Expense reductions (Note 4 ) ............................................................... (552)
Net expenses ......................................................................... 461,554
Net investment income ................................................................ 3,111,863
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (539,423)
Forward premium swap option contracts ........................................................ 85,790
Futures contracts ......................................................................... (1,031,256)
TBA sale commitments ..................................................................... 149,785
Swap contracts ........................................................................... 57,815
Net realized gain (loss) .................................................................. (1,277,289)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers and TBA sale commitments ................................................. 2,529,781
Translation of other assets and liabilities denominated in foreign currencies .............................. (11)
Forward premium swap option contracts ........................................................ (125,663)
Futures contracts ......................................................................... 1,580,503
Swap contracts ........................................................................... (48,543)
Net change in unrealized appreciation (depreciation) ............................................ 3,936,067
Net realized and unrealized gain (loss) ............................................................ 2,658,778
Net increase (decrease) in net assets resulting from operations .......................................... $5,770,641

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT Income Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,111,863 $7,168,921
Net realized gain (loss) ................................................. (1,277,289) (4,049,888)
Net change in unrealized appreciation (depreciation) ........................... 3,936,067 368,151
Net increase (decrease) in net assets resulting from operations ................ 5,770,641 3,487,184
Distributions to shareholders:
Class IA ............................................................ (3,819,973) (4,511,418)
Class IB ............................................................ (2,920,969) (3,570,142)
Total distributions to shareholders .......................................... (6,740,942) (8,081,560)
Capital share transactions: (Note 2 )
Class IA ............................................................ (1,194,206) (2,655,786)
Class IB ............................................................ (1,214,028) (2,472,700)
Total capital share transactions ............................................ (2,408,234) (5,128,486)
Net increase (decrease) in net assets ................................... (3,378,535) (9,722,862)
Net assets:
Beginning of period ..................................................... 138,075,010 147,797,872
End of period .......................................................... $134,696,475 $138,075,010

Putnam Variable Trust
Notes to Financial Statements (unaudited)
Putnam VT Income Fund

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
VT Income Fund (Fund) is included in this report. Shares
of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2025, the Fund had OTC
derivatives in a net liability position of $85,182.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8 regarding other derivative information.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 267,655 $2,176,816 627,283 $5,140,042
Shares issued in reinvestment of distributions .......... 481,712 3,819,973 568,905 4,511,417
Shares redeemed ............................... (891,693) (7,190,995) (1,508,175) (12,307,245)
Net increase (decrease) .......................... (142,326) $(1,194,206) (311,987) $(2,655,786)
Class IB Shares:
Shares sold ................................... 289,502 $2,331,662 666,419 $5,392,360
Shares issued in reinvestment of distributions .......... 372,572 2,920,969 455,375 3,570,142
Shares redeemed ............................... (813,543) (6,466,659) (1,421,554) (11,435,202)
Net increase (decrease) .......................... (151,469) $(1,214,028) (299,760) $(2,472,700)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.375% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion and
0.315% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through March 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $14,594,739 $19,706,930 $(20,769,828) $— $— $13,531,841 13,531,841 $320,373
Total Affiliated Securities ... $14,594,739 $19,706,930 $(20,769,828) $— $— $13,531,841 $320,373
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the period ended June 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$206,070,783 and $177,355,062, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 48,568,512
Long term ................................................................................ 38,803,467
Total capital loss carryforwards ............................................................... $87,371,979
Cost of investments .......................................................................... $150,924,080
Unrealized appreciation ........................................................................ $4,506,173
Unrealized depreciation ........................................................................ (5,073,787)
Net unrealized appreciation (depreciation) .......................................................... $(567,614)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Income Fund
(continued)
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of futures contracts, swap contracts and options represented $55,173,748, $47,042,030 and $23,695,029, respectively.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 714,224
a
Variation margin on futures
contracts
$ 52,403
a
Variation margin on centrally
cleared swap contracts
42,146
b
Variation margin on centrally
cleared swap contracts
50,527
b
Unrealized appreciation on
forward premium swap option
contracts
46,790 Unrealized depreciation on
forward premium swap option
contracts
168,557
Credit contracts ............
OTC swap contracts (upfront
payments)
364,120 OTC swap contracts (upfront
receipts)
46,996
Unrealized appreciation on OTC
swap contracts
24,123 Unrealized depreciation on OTC
swap contracts
126,753
Total .................... $1,191,403 $445,236
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(1,031,256) Futures contracts $1,580,503
Swap contracts 38,434 Swap contracts (2,997)
Forward premium swap option
contracts 85,790
Forward premium swap option
contracts (125,663)
Credit contracts ...............
Swap contracts 19,381 Swap contracts (45,546)
Total ....................... $(887,651) $1,406,297

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Income Fund
(continued)
At June 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Income Fund
Forward Premium Swap Option Contracts ................... $ 46,790 $ 168,557
Swap Contracts ....................................... 388,243 173,749
Total ............................................. $435,033 $342,306
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam VT Income Fund
Counterparty
BNDP ................... $ 28,678 $ (20,839) $ — $ — $ 7,839
BOFA .................... 10,684 (10,684) — — —
CITI ..................... 66,402 (66,402) — — —
DBAB ................... 2,374 (2,374) — — —
GSCO ................... 190,095 (66,458) — (123,637) —
JPHQ ................... 85,971 (72,461) — (13,510) —
MCM .................... 12,827 (12,827) — — —
MLCO ................... 3,334 (3,334) — — —
MSCO ................... 34,668 (1,745) — — 32,923
NATW ................... — — — — —
Total ................... $435,033 $(257,124) $— $(137,147) $40,762
$ 1
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
At June 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 49 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Income Fund
Counterparty
BNDP ................... $ 20,839 $ (20,839) $ — $ — $ —
BOFA .................... 55,779 (10,684) — — 45,095
CITI ..................... 91,209 (66,402) — — 24,807
DBAB ................... 4,155 (2,374) — — 1,781
GSCO ................... 66,458 (66,458) — — —
JPHQ ................... 72,461 (72,461) — — —
MCM .................... 20,251 (12,827) — — 7,424
MLCO ................... 5,518 (3,334) — — 2,184
MSCO ................... 1,745 (1,745) — — —
NATW ................... 3,891 — — — 3,891
Total ................... $342,306 $(257,124) $— $— $85,182
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ 59,960,795 $ — $ 59,960,795
Foreign Government and Agency Securities .... — 193,208 — 193,208
Asset-Backed Securities ................... — 15,488,193 — 15,488,193
Commercial Mortgage-Backed Securities ...... — 6,349,128 — 6,349,128
Mortgage-Backed Securities ................ — 38,384,096 — 38,384,096
Residential Mortgage-Backed Securities ....... — 9,950,311 — 9,950,311
Agency Commercial Mortgage-Backed Securities — 5,410,889 — 5,410,889
Short Term Investments ................... 13,531,841 1,088,006 — 14,619,847
Total Investments in Securities ........... $13,531,841 $136,824,626 $— $150,356,467
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $46,790 $— $46,790
Futures Contracts ....................... 714,224 — — 714,224
Swap Contracts ......................... — 66,269 — 66,269
Total Other Financial Instruments ......... $714,224 $113,059 $— $827,283
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 12,184,044 $ — $ 12,184,044
Forward Premium Swap Option Contracts ...... — 168,557 — 168,557
Futures Contracts ........................ 52,403 — — 52,403
Swap Contracts ......................... — 177,280 — 177,280
Total Other Financial Instruments ......... $52,403 $12,529,881 $— $12,582,284
9. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.45%

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Putnam VT Income Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Semiannual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in
Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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Semiannual Report
each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 117, 112 and 110 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s fourth quartile performance over the five-year period ended December 31,
2024. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view:
1. The fund’s underperformance for the five-year period was driven by significant underperformance in both the commercial mortgage-backed sector as well as the prepayment sensitive residential mortgage-back sector. In particular, that COVID and ensuing policy responses dramatically changed the fundamental picture for commercial and residential real estate.
2. That the structured product models had been recalibrated and the fund’s allocation moderated to structured product in order to deliver more resilient performance.
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds. The Trustees also noted that the Advisor remained confident in the fund’s portfolio managers.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities
One-year period Three-year period Five-year period
1st 2nd 4th

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Semiannual Report
and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38921-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 26, 2025